CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Issuance of common shares		10,000,000
Restricted shares, number of shares issued	96,000	234,500	127,250
Cash dividends paid, per share	$ 0.15	$ 0.5	$ 0.6